Benefits offered to team members	12 Months Ended
Dec. 31, 2017
Benefits offered to team members [Abstract]
Benefits offered to team members

24.              Benefits offered to team members

24.1         Short-term benefits

	2017	2016	2015

Health care	140,553	139,412	126,545
Private pension	67,008	61,593	60,476
Transport	58,825	55,223	50,935
Feeding	30,916	28,874	27,755
Training	18,285	20,589	19,101
Other	16,173	13,237	18,789
	331,760	318,928	303,601

24.2         Post-employment benefits

24.2.1     Retirement plans - defined benefit plans and health plants

Braskem America

The subsidiary Braskem America is the sponsor of Novamont, which is a defined benefit plan of the employees of the plant located in the State of West Virginia. At December 31, 2017, the plan has 39 active participants and 166 assisted participants (40 active participants and 164 assisted participants in 2016). The contributions by Braskem America in the year amount to R$4,069 (R$3,569 in 2016). The participants made no contributions in 2017 and 2016.

Braskem Alemanha and Braskem Holanda

The subsidiaries Braskem Alemanha and Braskem Netherlands are the sponsor of the defined benefit plans of its employees. At December 31, 2017, the plan has 133 active participants (128 in 2016) and no contributions were made by Braskem Alemanha and Braskem Holanda in 2017 and 2016. The participants made no contributions in 2017 and 2016.

Health plan

According to Brazilian laws, the type of health plan offered by the Company, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (company's part + participant's part). This right is granted as follows:

The participant who was dismissed without cause has the right to remain in the health plan for more 1/3 (one-third) of the plan contribution period, considering the minimum six-month period and the maximum twenty-four-month period.

The participant who retires and contributes to the plan due to employment relationship over at least ten (10) years has the right to remain in the health plan for undetermined period. Should the participant have contributed for less than 10 years, they will have the right to remain ad a beneficiary for one (1) more year for each contribution year.

In addition to the right granted to the former participants who retired or were dismissed without cause, the Brazilian laws also establish rules for the amount charged by the plan based on beneficiaries' age bracket. One of these rules define that the amount charged for the highest age bracket may not be six (6) times larger than the amount charged for the lowest age bracket. Thus, the amount charged from the lowest age bracket plans comprises a “subsidy” for highest age bracket plans. This subsidy is also supported by contributions from the Company. In other words, the amount charged from the participants included in the highest age brackets is not enough to cover their expenses.

For these plans, the Company actuarially measured its obligations for future subsidies, and arrived at the following results:

(i)        Amounts in balance sheet

	2017	2016

Defined benefit
Novamont Braskem America	18,140	20,285
Braskem Alemanha and Holanda	92,402	69,952
	110,542	90,237
Health care
Bradesco saúde	83,233	71,899
	193,775	162,136

Benefit obligations	(156,957)	(129,617)
Health care	(83,233)	(71,899)
Total obligations	(240,190)	(201,516)
Fair value of plan assets	46,415	39,380
Funded status of the plan	(193,775)	(162,136)
Consolidated net balance (non-current liabilities)	(193,775)	(162,136)

(ii)             Change in obligations

	2017	2016

Balance at beginning of year	201,516	216,632
Health care	11,334	2,203
Current service cost	5,058	4,576
Interest cost	4,139	3,983
Benefits paid	(3,399)	(3,156)
Actuarial losses (gain)	9,661	3,590
Exchange variation	11,881	(26,312)
Balance at the end of the year	240,190	201,516

(iii)           Change in fair value plan assets

	2017	2016

Balance at beginning of year	39,380	46,395
Actual return on plan assets	5,115	221
Employer contributions	4,069	3,569
Benefits paid	(2,915)	(3,087)
Exchange variation	766	(7,718)
Balance at the end of the year	46,415	39,380

(iv)           Amounts recognized in profit and loss

	2017	2016

Health care	11,334	2,203
Current service cost	5,058	4,576
Interest cost	4,139	3,983
Expected return on plan assets	(28)	(31)
Actuarial losses	6,069	2,472
	26,572	13,203

 (v)             Actuarial assumptions

	(%)
	2017							2016	2015
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	5.45	3.70	2.00	2.00	4.18	4.35	2.00	n/a	7.22	4.60	3.75	n/a
Inflation rate	4.50	n/a	n/a	n/a	6.00	n/a	2.00	n/a	6.50	n/a	2.00	n/a
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	7.50	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	2.50	2.50	n/a	n/a	3.00	n/a	n/a	n/a	3.00	n/a
Rate of increase in future pension plan	n/a	n/a	1.75	1.75	n/a	n/a	1.75	n/a	n/a	n/a	n/a	n/a
Aging factor	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	18.84	n/a	n/a	n/a	29.24	n/a	n/a	n/a	35.55	n/a	n/a	n/a

(vi)           Hierarchy of fair value assets

 On December 31, 2017, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(vii)          Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change				Premise increase				Premise reduction
	Health	United			Health	United			Health	United
	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands
Discount rate	1.0%	1.0%	0.5%	0.5%	9,025	7,045	9,480	452	(11,019)	(8,630)	(10,582)	(500)
Real medical inflation	1.0%	n/a	n/a	n/a	11,923	n/a	n/a	n/a	(7,946)	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	0.5%	0.5%	n/a	n/a	4,522	255	n/a	n/a	(4,259)	(243)
Rate of increase in future pension plan	n/a	n/a	0.25%	0.25%	n/a	n/a	2,709	126	n/a	n/a	(2,629)	(123)
Life expectancy	n/a	n/a	1 year	1 year	n/a	n/a	2,217	122	n/a	n/a	(2,314)	(127)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	1,889	n/a	n/a	n/a	(2,072)	n/a	n/a

	Health insurance - Impact on cost of services and interests costs
	Premise change		Premise increase		Premise reduction
	Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
	services	costs	services	costs	services	costs
Discount rate	1.0%	1.0%	177	145	(221)	(138)
Real medical inflation	1.0%	1.0%	245	1,216	(151)	(810)

24.2.2     Retirement plan - defined contribution

The Company and the subsidiaries in Brazil sponsor a defined contribution plan for its employees managed by ODEPREV, a private pension plan entity. ODEPREV offers its participants, which are employees of the sponsoring companies, an optional defined contribution plan in which monthly and additional participant contributions and monthly and annual sponsor contributions are made to individual pension savings accounts. For this plan, the sponsors pay contributions to private pension plan on contractual or voluntary bases. As soon as the contributions are paid, the sponsors do not have any further obligations related to additional payments.

At December 31, 2017, the number of active participants in ODEPREV totals 5,280 (5,147 in 2016). The contributions made by the sponsors in the year amount to R$38,332 (R$30,500 in 2016) and the contributions made by the participants amounted to R$60,038 (R$52,741 in 2016).